Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 16, 2015
JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Diversified Return Europe Currency Hedged ETF Ticker: JPEH
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and the exchange-traded fund in which the Fund principally invests, the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund), pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund's net asset value (NAV) per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (the Underlying Index). The Underlying Index has been developed to represent European stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities from across developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider from the constituents of the FTSE Developed Europe Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. The rules based proprietary multi-factor selection process utilizes the following characteristics: valuation, momentum, and quality. The equity securities in the Underlying Index will be diversified across industries. These securities will be large- and mid-cap equity securities of companies from European countries, including common stock and preferred stock. As of November 30, 2015, the market capitalizations of the companies in the Underlying Index ranged from $228 million to $221.1 billion. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in European equity securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). "Assets" means net assets, plus the amount of borrowing for investment purposes.

The Fund, using a "passive" or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund's performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The adviser uses a "representative sampling" index strategy to manage the Fund. Representative sampling allows the Fund to hold a significant number of the component securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a "hedge" against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

In order to replicate the "hedging" component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts, which are designed to offset the Fund's exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the "hedging component" for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund's exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

To the extent that the securities in the Underlying Fund's underlying index are concentrated in one or more industries or groups of industries, the Underlying Fund may concentrate in such industries or groups of industries.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Exchange Traded Fund Risk. The Fund invests in the Underlying Fund as part of its primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the Underlying Fund. Shareholders will indirectly bear the expenses charged by the Underlying Fund. Because the Fund's adviser or its affiliates provide services to and receive fees from the Underlying Fund, the Fund's investments in the Underlying Fund benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of the Underlying Fund. As a result, the Fund's investments in the Underlying Fund may create a conflict of interest.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index, the Underlying Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

European Market Risk. The Fund's performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Foreign Securities Risk. Investments in foreign currencies and foreign issuers (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Currency Hedging Risk. The Fund enters into foreign currency forward contracts, to attempt to minimize the impact of changes in the currency exposure of the Underlying Fund against the U.S. dollar. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations between the currencies represented in the Underlying Index and the U.S. dollar. To the extent the Fund's hedging contracts are not successful, the U.S. dollar value of an investment in the Fund may go down. Because the currency hedge is reset on a monthly basis, currency risk can develop intra-month. Because no changes in the currency hedge in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes to the Underlying Index, changes in the value of the non-U.S. currencies represented in the Underlying Index against the U.S. dollar during the month may impact the ability of the Fund to provide an effective hedge or to track the performance of the Underlying Index. While the Underlying Index is designed to hedge currency rate exposure of the equity positions, it is possible that a degree of exposure may remain even at the time of rebalance. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies rise or remain unchanged. When foreign currencies rise or remain unchanged relative to the U.S. dollar, an unhedged investment in the same equity securities will outperform the Fund.

Currency Risk. Because the Fund's and the Underlying Fund's NAVs are determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund's attempt to hedge currency exposure is unsuccessful. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Index Tracking Risk. The Fund's return may not track the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities or entering into forward contracts, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's return also may not track the return of the Underlying Index if its currency hedging strategy is not successful.

Because the Fund uses a representative sampling strategy (or when the Underlying Fund does so), the Fund may not be as well correlated with the return of the Underlying Index as when the Fund or the Underlying Fund purchases all of the securities in its underlying index in the proportions in which they are represented in its underlying index. To the extent the Underlying Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities' closing prices on local foreign markets (i.e., the value of its underlying index is not based on fair value prices), the Fund's ability to track the performance of the Underlying Index may be adversely affected.

Sampling Risk. Because the Fund uses a representative sampling approach (or when the Underlying Fund does so), the Fund will hold (directly or through the Underlying Fund) a smaller number of securities than are in the Fund's or Underlying Fund's index or will not match the Underlying Index's hedging strategy exactly. As a result, an adverse development respecting an issuer of securities held by the Underlying Fund could result in a greater decline in the Fund's NAV than would be the case if the Underlying Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Underlying Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Underlying Fund are smaller, these risks may be greater.

Derivatives Risk. The Fund and the Underlying Fund may use derivatives, primarily foreign currency forward contracts (and futures for the Underlying Fund). Derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund's risks increase to the extent the Underlying Fund invests more heavily in mid-cap companies. Mid-cap companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term.

Passive Management Risk. Unlike many investment companies, the Fund and the Underlying Fund are not "actively" managed. Therefore, the Fund and the Underlying Fund would not generally sell a security because the security's issuer was in financial trouble unless that security is removed from its underlying index. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. Errors in the construction of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The Fund and the Underlying Fund will not take defensive positions under any market conditions, including in declining markets.

ETF Shares Trading Risks. Shares are listed for trading on the NYSE Arca, Inc. (the "Exchange") and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the Fund's NAV, the value of the Fund's holdings and supply and demand for Shares. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the Fund's holdings. During such periods, you may incur significant losses if you sell your Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed by Authorized Participants in Creation Units, the adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund's holdings, disruptions to creations and redemptions or market volatility may result in market prices that differ significantly from the value of the Fund's holdings. In addition, disruptions to creations and redemptions, disruptions at market makers, authorized participants or market participants, or significant market volatility may result in market prices for Shares of the Fund that differ significantly from NAV. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund's NAV.

Given the nature of the relevant markets for certain of the Fund's securities, Shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares' net asset value may widen. The bid/ask spread of the Fund may also be wider in comparison to the bid/ask spread of other ETFs, given the liquidity of the Fund's assets. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund's investments may be concentrated accordingly. Concentrating Fund investments (either directly or indirectly through its ownership in the Underlying Fund) in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, regulatory or other developments affecting that industry than if its investments were not so concentrated.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
JPMorgan Diversified Return Europe Currency Hedged ETF | JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 157

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.49% of the average daily net assets of the Shares. This waiver is in effect through 2/28/19, at which time the adviser and/or its affiliates will determine whether to renew or revise it.